NATIONS FUNDS TRUST
                            Nations MidCap Index Fund

                                NATIONS RESERVES
                         Nations Intermediate Bond Fund
                       Nations Convertible Securities Fund

                               NATIONS FUND, INC.
                           Nations Equity Income Fund
                           Nations Small Company Fund

                               NATIONS FUND TRUST
                          Nations Balanced Assets Fund
                                Nations Bond Fund
                          Nations Strategic Income Fund
                               Nations Value Fund
                           Nations Capital Growth Fund
                          Nations Strategic Growth Fund
                           Nations MidCap Growth Fund
                         Nations Aggressive Growth Fund
                           Nations LargeCap Index Fund
                           Nations SmallCap Index Fund
                           Nations Managed Index Fund

                         Supplement dated March 1, 2001
        to the Statement of Additional Information dated August 1, 2000, as supplemented

         The Statement of Additional Information for the offered share classes of the above-listed series of open-end management investment companies is hereby supplemented by:

1. Replacing the text under the heading "DESCRIPTION OF THE COMPANIES AND THE INVESTMENTS AND RISKS OF THEIR FUNDS--Permissible Fund
     Investments--Government and Corporate Bond Funds--Strategic Income Fund", with the following:

         Strategic Income Fund: In addition to the types of securities described in its Prospectus, the Fund may invest in: equity securities, convertible securities and municipal securities rated investment grade at the time of purchase by one of the NRSROs, or if not so rated, determined by the Adviser to be of comparable quality. The Fund also may obtain some or all of its exposure to equity securities and convertible securities by investing in shares of the Convertible Securities Fund, pursuant to exemptive relief granted by the SEC allowing the Funds in the Nations Funds family to invest in other Funds in the Nations Funds family. The Fund also may invest in high quality money market instruments, repurchase agreements and cash equivalents. Such obligations may include those issued by foreign banks and foreign branches of U.S. banks. The Fund may obtain some or all of its exposure to other types of securities by investing in other funds in the Nations Funds family.

2. Replacing the text under the heading "DESCRIPTION OF THE COMPANIES AND THE INVESTMENTS AND RISKS OF THEIR FUNDS--Permissible Fund
     Investments--Government and Corporate Bond Funds--Bond Fund", with the following:

         Bond Fund: In addition to the types of securities described in its Prospectus, the Fund may invest in: equity securities, convertible securities, non-U.S. dollar denominated foreign securities, forward foreign currency contracts, non-convertible debt obligations, including bonds, notes and debentures rated investment grade at the time of purchase by one of the NRSROs, or if not so rated, determined by the Adviser to be of comparable quality to instruments so rated; mortgage pass-through certificates, CMOs, and securities issued by real estate investment trusts. The Fund also may obtain some or all of its exposure to equity securities and convertible securities by investing in shares of the Convertible Securities Fund, pursuant to exemptive relief granted by the SEC allowing the Funds in the Nations Funds family to invest in other Funds in the Nations Funds family. The Fund also may invest in high quality money market instruments, repurchase agreements and cash equivalents. Such obligations may include those issued by foreign banks and foreign branches of U.S. banks. The Fund may obtain some or all of its exposure to other types of securities by investing in other funds in the Nations Funds family.

3. Replacing the text under the heading "DESCRIPTION OF THE COMPANIES AND THE INVESTMENTS AND RISKS OF THEIR FUNDS--Permissible Fund
     Investments--Government and Corporate Bond Funds--Intermediate Bond Fund", with the following:

         Intermediate Bond Fund: In addition to the types of securities described in the Fund's Prospectus, the Master Portfolio (in which the Fund invests all of its assets) may invest in: equity securities, convertible securities, municipal securities rated investment grade at the time of purchase by one of the NRSROs or, if not so rated, determined to be of comparable quality by the Adviser, cash equivalents, certain specified derivative securities, including: interest rate swaps, caps and floors for hedging purposes; exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls to enhance return; and CFTC-approved U.S. and foreign exchange-traded financial futures and options thereon for market exposure risk-management and forward foreign currency contracts. The Master Portfolio may invest in repurchase agreements, restricted, private placement and other illiquid securities. The Master Portfolio may engage in reverse repurchase agreements and dollar roll transactions. The Master Portfolio also may obtain some or all of its exposure to equity securities and convertible securities by investing in shares of the Convertible Securities Fund, pursuant to exemptive relief granted by the SEC allowing the Funds in the Nations Funds family to invest in other Funds in the Nations Funds family. The Master Portfolio also may invest in instruments issued by trusts or certain partnerships including pass-through certificates representing participations in, or debt investments backed by, the securities and other assets owned by such trusts and partnerships. The Fund may obtain some or all of its exposure to other types of securities by investing in other funds in the Nations Funds family.

4. Replacing the text under the heading "DESCRIPTION OF THE COMPANIES AND THE INVESTMENTS AND RISKS OF THEIR FUNDS--Permissible Fund Investments--Other Investment Companies" with the following:

         Other Investment Companies

         In seeking to attain their investment objectives, certain Funds may invest in securities issued by other investment companies within the limits prescribed by the 1940 Act, its rules and regulations and any exemptive relief obtained by the Funds.

         Each Fund has obtained permission from the SEC (via an exemptive order) to purchase shares of other mutual funds in the Nations Funds family. The SEC order is subject to certain conditions, including that a Fund's governing Board, before approving an advisory contract (including the advisory fee) applicable to a Fund, must find that the advisory fees applicable to a Fund relying on the order are in addition to, rather than duplicative of, services provided pursuant to the "investee" Fund's advisory contract.

         Absent availing itself of the order described above, each Fund, other than the Feeder Funds, which invest all of their assets in corresponding Master Portfolios, currently must limit its investments in another investment company or series thereof so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of other investment companies; and (c) not more than 3% of the outstanding voting stock of any one investment company or series thereof will be owned by the Fund or by the company as a whole.

5. Replacing the text under the heading "DESCRIPTION OF THE COMPANIES AND THE INVESTMENTS AND RISKS OF THEIR FUNDS--Permissible Fund Investments--The Index Funds", with the following:

         The Index Funds

         The LargeCap Index Fund, MidCap Index Fund, SmallCap Index Fund and Managed Index Fund:

         With respect to the LargeCap Index Fund, the management team generally will try to match the composition of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500") as closely as possible. The team starts with the stocks that make up a larger portion of the value of the S&P 500. It may not always invest in stocks that make up the smaller percentages because it may be more difficult and costly to make relatively small transactions. The team may remove a stock from the Fund's holdings or not invest in a stock if it believes that the stock is not liquid enough, or for other reasons. The team can substitute stocks that are not included in the S&P 500, if it believes these stocks have similar characteristics.

         With respect to the MidCap Index Fund, the management team generally will try to match the composition of the Standard & Poor's MidCap 400 Stock Price Index ("S&P MidCap 400") as closely as possible. The team starts with the stocks that make up a significant portion of the value of the S&P MidCap 400. It may not always invest in stocks that make up the smaller percentages because it may be more difficult and costly to make relatively small transactions. The team can substitute stocks that are not included in the S&P MidCap 400, if it believes these stocks have similar characteristics.

         With respect to the SmallCap Index Fund, the management team generally will try to match the composition of the Standard & Poor's SmallCap 600 Stock Price Index ("S&P SmallCap 600") as closely as possible. The team starts with the stocks that make up a significant portion of the value of the S&P SmallCap
600. It may not always invest in stocks that make up the smaller percentages because it may be more difficult and costly to make relatively small transactions. The team can substitute stocks that are not included in the S&P SmallCap 600, if it believes these stocks have similar characteristics.

      In addition to the types of securities described in the prospectus or elsewhere in this SAI, and consistent with its fundamental policies and non-fundamental policies, its investment objective and principal investment strategies, each Index Fund may invest in preferred stock, warrants, convertible securities and debt securities; zero coupon, pay-in kind and step coupon securities, and indexed/structured securities. A Fund also may invest its assets in high-yield/high-risk securities, such as lower grade debt securities. A Fund also may use options, futures, swaps, forward currency contracts and other types of derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return. A Fund also may purchase securities on a when-issued, delayed delivery or forward commitment basis. A Fund may invest in restricted, private placement and other illiquid securities and forward foreign exchange contracts. A Fund also may invest in real estate investment trust securities. In addition, a Fund may invest in securities issued by other investment companies, consistent with each Fund's investment objective and policies.

         In addition to the types of securities described in the Prospectus, an Index Fund may hold cash or cash equivalents and may invest in short-term debt securities, U.S. Government Obligations, or money market instruments. It may invest in these securities without limit, when the sub-adviser: (i) believes that the market conditions are not favorable for profitable investing, (ii) is unable to locate favorable investment opportunities, or (iii) determines that a temporary defensive positions advisable or necessary in order to meet anticipated redemption requests or for other reasons. In other words, a Fund does not always stay fully invested in stocks and bonds. A Fund may lend its portfolio securities to qualified institutional investors and may engage in reverse repurchase and repurchase agreements.

         In addition, when consistent with the Index Funds' respective investment objectives, the management teams may employ various techniques to manage capital gain distributions. These techniques include utilizing a share identification methodology whereby the management teams will specifically identify each lot of shares of Fund securities that a Fund holds, which will allow the management teams to sell first those specific securities with the highest tax basis in order to reduce the amount of recognized capital gains as compared with a sale of identical Fund securities, if any, with a lower tax basis. The management teams will sell first those shares with the highest tax basis only when it believes that it is in the best interest of a Fund to do so, and reserves the right to sell other securities when appropriate. In addition, the management teams may, at times, sell a Fund's securities in order to realize capital losses. Such capital losses would be used to offset realized capital gains thereby reducing capital gain distributions. Additionally, the management teams will, consistent with the Fund construction process discussed above, employ a low Fund turnover strategy designed to defer the realization of capital gains.

         The Index Funds incur transaction (brokerage) costs in connection with the purchase and sale of Fund securities. These costs can have a material negative impact on Index Fund performance. With respect to the Index Funds, the management teams will attempt to minimize these transaction costs by utilizing program trades and computerized exchanges called "crossing networks."

6. Replacing the text under the headings "DESCRIPTION OF THE COMPANIES AND THE INVESTMENTS AND RISKS OF THEIR FUNDS--Permissible Fund Investments--The Domestic Stock Funds--Small Company Fund", "DESCRIPTION OF THE COMPANIES AND THE INVESTMENTS AND RISKS OF THEIR FUNDS--Permissible Fund Investments--The Domestic Stock Funds--Value Fund", "DESCRIPTION OF THE COMPANIES AND THE INVESTMENTS AND RISKS OF THEIR FUNDS--Permissible Fund Investments--The Domestic Stock Funds--Capital Growth Fund", "DESCRIPTION OF THE COMPANIES AND THE INVESTMENTS AND RISKS OF THEIR FUNDS--Permissible Fund Investments--The Domestic Stock Funds--Strategic Growth Fund", "DESCRIPTION OF THE COMPANIES AND THE INVESTMENTS AND RISKS OF THEIR FUNDS--Permissible Fund Investments--The Domestic Stock Funds--MidCap Growth Fund", "DESCRIPTION OF THE COMPANIES AND THE INVESTMENTS AND RISKS OF THEIR FUNDS--Permissible Fund Investments--The Domestic Stock Funds--Aggressive Growth Fund", "DESCRIPTION OF THE COMPANIES AND THE INVESTMENTS AND RISKS OF THEIR FUNDS--Permissible Fund Investments--The Domestic Stock Funds--Equity Income Fund", "DESCRIPTION OF THE COMPANIES AND THE INVESTMENTS AND RISKS OF THEIR FUNDS--Permissible Fund Investments--Balanced Fund--Balanced Assets Fund", "DESCRIPTION OF THE COMPANIES AND THE INVESTMENTS AND RISKS OF THEIR FUNDS--Permissible Fund Investments--Government and Corporate Bond Funds--Convertible Securities Fund", with the following heading under "DESCRIPTION OF THE COMPANIES AND THE INVESTMENTS AND RISKS OF THEIR FUNDS--Permissible Fund Investments--The Domestic Stock Funds :

         Small Company Fund, Value Fund, Capital Growth Fund, Strategic Growth Fund, MidCap Growth Fund, Aggressive Growth Fund and Convertible Securities Funds

         In addition to the types of securities described in the prospectus or elsewhere in this SAI, and consistent with its fundamental policies and non-fundamental policies, its investment objective and principal investment strategies, each Fund may invest in preferred stock, warrants, convertible securities and debt securities; zero coupon, pay-in kind and step coupon securities, and indexed/structured securities. Each Fund also may invest its assets in high-yield/high-risk securities, such as lower grade debt securities. Each Fund also may use options, futures, swaps, forward currency contracts and other types of derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return. Each Fund also may purchase securities on a when-issued, delayed delivery or forward commitment basis. Each Fund may invest in restricted, private placement and other illiquid securities and forward foreign exchange contracts. Each Fund also may invest in real estate investment trust securities. In addition, each Fund may invest in securities issued by other investment companies, consistent with each Fund's investment objective and policies.

         In addition to the types of securities described in the Prospectus, each Fund may hold cash or cash equivalents and may invest in short-term debt securities, U.S. Government Obligations or money market instruments. It may invest in these securities without limit, when the sub-adviser: (i) believes that the market conditions are not favorable for profitable investing, (ii) is unable to locate favorable investment opportunities, or (iii) determines that a temporary defensive positions advisable or necessary in order to meet anticipated redemption requests or for other reasons. In other words, each Fund does not always stay fully invested in stocks and bonds. Each Fund may lend its portfolio securities to qualified institutional investors and may engage in reverse repurchase and repurchase agreements.


7. Deleting the text under the heading "DESCRIPTION OF THE COMPANIES AND THE INVESTMENTS AND RISKS OF THEIR FUNDS--Permissible Fund Investments--Equity Swap Contracts" and under the heading "DESCRIPTION OF THE COMPANIES AND THE INVESTMENTS AND RISKS OF THEIR FUNDS--Permissible Fund Investments--Currency Swaps" and inserting the following text under a new heading "DESCRIPTION OF THE COMPANIES AND THE INVESTMENTS AND RISKS OF THEIR FUNDS--Permissible Fund Investments--Swap Contracts":

         Swap Contracts

         Swap agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a Fund's exposure to long- or short-term interest rates, foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names and include interest rate, index, credit and currency exchange rate swap agreements. In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor. Swap agreements will tend to shift a Fund's investment exposure from one type of investment to another. For example, if the Fund agreed to pay fixed rates in exchange for floating rates while holding fixed-rate bonds, the swap would tend to decrease the fund's exposure to long-term interest rates. Caps and floors have an effect similar to buying or writing options.

         Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund's investments and its share price and yield. Additionally, whether a Fund's use of swap contracts will be successful in furthering its investment objective will depend on the Adviser's ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factor that determine the amounts of payments due to and from a fund. If a swap agreement calls for payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declines, the value of a swap agreement would likely decline, potentially resulting in losses. However, a Fund will closely monitor the credit of a swap contract counterparty in order to minimize this risk. A Fund may be able to eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.

         The Adviser does not believe that a Fund's obligations under swap contracts are senior securities and, accordingly, a Fund will not treat them as being subject to its borrowing restrictions.

8. Inserting the following text under a new heading "DESCRIPTION OF THE COMPANIES AND THE INVESTMENTS AND RISKS OF THEIR FUNDS--Permissible Fund Investments--Zero Coupon Securities":

         Zero Coupon Securities

         A zero-coupon security is one that makes no periodic interest payments but instead is sold at a deep discount from its face value. There are many different kinds of zero-coupon securities. The most commonly known is the zero-coupon bond, which either may be issued at a deep discount by a corporation or government entity or may be created by a brokerage firm when it strips the coupons off a bond and sells the bond of the note and the coupon separately. This technique is used frequently with Treasury bonds, and the zero-coupon issue is marketed under such names as CATS (Certificate of Accrual on Treasury Securities), TIGER (Treasury Investor Growth Receipt) or STRIPS (separate trading of registered interest and principal of securities). Zero-coupon bonds are also issued by municipalities. Buying a municipal zero frees its purchaser of the worry about paying taxes on imputed interest, since the interest is tax-exempt. Zero-coupon certificates of deposit and zero mortgages also exists; they work on the same principle as zero-coupon bonds--the CD holder or mortgage holder receives face value at maturity, and no payments until then.

         In general, owners of zero-coupon bonds have substantially all the rights and privileges of owners of the underlying coupon obligations or principal obligations. Owners of zero-coupon bonds have the right upon default on the underlying coupon obligations or principal obligations to proceed directly and individually against the issuer and are not required to act in concert with other holders of zero-coupon bonds.

         For federal income tax purposes, a purchaser of principal zero-coupon securities is treated as if the buyer had purchased a corporate obligation issued on the purchase date with an original issue discount equal to the excess of the amount payable at maturity over the purchase price. The purchaser is required to take into income each year as ordinary income an allocable portion of such discounts determined on a "constant yield" method. Any such income increases the holder's tax basis for the zero-coupon security, and any gain or loss on a sale of the zero-coupon security relative to the holder's basis, as so adjusted, is a capital gain or loss.

         Because zero-coupon securities bear no interest, they are the most volatile of all fixed-income securities. Since zero-coupon bondholders do not receive interest payments, zeros fall more dramatically than bonds paying out interest on a current basis when interest rates rise. However, when interest rates fall, zero-coupon securities rise more rapidly in value than full-coupon bonds, because the bonds have locked in a particular rate of reinvestment that becomes more attractive the further rates fall. The greater the number of years that a zero-coupon security has until maturity, the less an investor has to pay for it, and the more leverage is at work for the investor. For example, a bond maturing in 5 years may double, but one maturing in 25 years may increase in value 10 times, depending on the interest rate of the bond.

9. Inserting the following text under a new heading "DESCRIPTION OF THE COMPANIES AND THE INVESTMENTS AND RISKS OF THEIR FUNDS--Permissible Fund Investments--Index- and Currency-Linked Securities":

  Index- and Currency-Linked Securities

         "Index-linked" or "commodity-linked" notes are debt securities of companies that call for interest payments and/or payment at maturity in different terms than the typical note where the borrower agrees to make fixed interest payments and to pay a fixed sum at maturity. Principal and/or interest payments on an index-linked note depend on the performance of one or more market indices, such as the S&P 500 Index or a weighted index of commodity futures such as crude oil, gasoline and natural gas. Certain Funds may also invest in "equity linked" and "currency-linked" debt securities. At maturity, the principal amount of an equity-linked debt security is exchanged for common stock of the issuer or is payable in an amount based on the issuer's common stock price at the time of maturity. Currency-linked debt securities are short-term or intermediate term instruments having a value at maturity, and/or an interest rate, determined by reference to one or more foreign currencies. Payment of principal or periodic interest may be calculated as a multiple of the movement of one currency against another currency, or against an index.

         Index floaters and index and currency-linked securities are derivative instruments which may entail substantial risks. Such instruments may be subject to significant price volatility. The company issuing the instrument may fail to pay the amount due on maturity. The underlying investment or security may not perform as expected by the Adviser. Markets, underlying securities and indexes may move in a direction that was not anticipated by the Adviser. Performance of the derivatives may be influenced by interest rate and other market changes in the U.S. and abroad. Certain derivative instruments may be illiquid.